Other operating income, net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Operating Income Expense Text Block Abstract
Schedule of other operating income, net
Thousands of $ For the years ended December 31	2022	2021	2020
Grant subsidies – The Netherlands[1]	5	382	0
Grant subsidies – USA	0	659	0
Fair value adjustments	515	176	118
Other operating income	39	53	0
Other operating expenses	0	(109)	0
Total other operating income, net	559	1,161	118

1)	2020 grant income of $88,000 is classified under “Royalties and other revenues”